RELATED PARTY TRANSACTIONS - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 1,368	$ 11,018
Amounts due to related parties	7,941	16,613
Rental fee received	323	254	$ 179
PEWC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	107	147
Amounts due to related parties	5,849	14,814
Contract liabilities	0	137
Purchases	23,093	24,914	20,359
Sales	14	0	5,254
Fabrication income received	0	0	25
Construction income received	1,006	3	0
Management fee received	29	10	0
Management fee paid	205	172	153
Information technology service fee paid	132	120	113
Training fee paid	0	0	110
Interest expenses paid	0	0	91
Rental fee paid	104	18	0
Vehicle sale proceeds received	18	0	0
Materials purchased for interior office redecorating	0	8	0
PEWC, Singapore Branch
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	14	5
Management fee received	0	0	14
PEWC (HK)
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	130	4,177
Amounts due to related parties	1	26
Sales	7,437	18,309	25,127
Service fee paid	67	156	219
Taiwan Submarine Cable Co., Ltd
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	0	65
PACIFIC UNION CO., LTD.
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	13	0
Amounts due to related parties	17	0
Construction income received	11	0	0
SPHC
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	171	170
Amounts due to related parties	1,362	1,362
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	933	6,454
Sales	5,230	8,772	6,613
Construction of factory building expenses	0	0	1,651
Loss allowance	4,565	0	0
PEWC Singapore Co. (Pte) Ltd.
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	400	400
SUMI-PAC CONSTRUCTION COMPANY, LTD.
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	299	0
Purchases	280	0	0
Rental fee received	26	0	0
Service fee received	31	0	0
Others
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	13	11
Vehicle sale proceeds received	25	0	0
Fabrication cost	150	277	350
Pacific Charity Foundation
Disclosure of transactions between related parties [Line Items]
Rental fee received	9	0	0
Chung-Tai Technology Development Engineering Corporation
Disclosure of transactions between related parties [Line Items]
Rental fee received	11	0	0
Service fee received	$ 1	$ 0	$ 0